Marketable debt securities - Changes in financial liabilities at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,224,066
Financial liabilities at end of period	1,191,900	$ 1,224,066
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	90,003
Financial liabilities at end of period	96,296	90,003
Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	77,668	74,826
Issues	2,251,910	2,738,139
Redemptions	(2,243,323)	(2,738,883)
Accrued interest	292	69
Effect of changes in foreign exchange rates	(755)	3,517
Financial liabilities at end of period	85,792	77,668
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	25,944
Financial liabilities at end of period	27,467	25,944
Certificates of deposit (unsecured) | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	70,705	56,431
Redemptions	(69,455)	(53,705)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	12,542
Financial liabilities at end of period	10,748	12,542
Structured bank bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	6,238	15,006
Redemptions	(6,190)	(15,398)
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	16,101
Financial liabilities at end of period	23,577	16,101
Promissory notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	2,174,967	2,656,702
Redemptions	(2,167,658)	(2,664,673)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	14,785
Financial liabilities at end of period	14,798	14,785
Unsecured bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues		10,000
Redemptions	(20)	(5,107)
Banco Santander Mexico, S.A. | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	2,251,910	2,738,139
Redemptions	(2,243,303)	(2,738,856)
Santander Vivienda, S.A. de C.V. | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions	$ (20)	$ (27)